Consolidated statements of financial position (Parenthetical) - shares	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Common units
Owners'/partners' equity
Number of units issued	41,002,121	24,572,358	21,822,358
Number of units outstanding	41,002,121	24,572,358	21,822,358
Subordinated units
Owners'/partners' equity
Number of units issued	0	9,822,358	9,822,358
Number of units outstanding	0	9,822,358	9,822,358
General partner units
Owners'/partners' equity
Number of units issued	836,779	701,933	645,811
Number of units outstanding	836,779	701,933	645,811
Preference units
Owners'/partners' equity
Number of units issued	5,750,000	0	0
Number of units outstanding	5,750,000	0	0